Current Tax Assets and Liabilities - Summary of Current Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Current Tax Receivables [Abstract]
Advance income tax payments	$ 19,255	$ 12,446		$ 15,413
Credit for adsorbed tax profits	67,461	67,461		76,640
Tax credit for training expenses	737	599		426
Total	87,453	80,506	[1]	92,479
Current Tax Payables [Abstract]
Income tax	110,030	189,742		182,537
Total	$ 110,030	$ 189,742	[1]	$ 182,537	[1]

[1]	See Note 3.